CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 21.0	$ 864.9	$ 20.7
Accounts receivable	562.1	543.0	525.0
Contract assets	144.4	132.8	106.6
Income taxes	4.8	29.3	6.9
Inventories	186.3	188.1	183.3
Other current assets	120.4	119.7	102.3
Assets held for sale	95.0
Current assets	1,134.0	1,877.8	944.8
Non-current assets
Property, plant and equipment	3,413.5	3,554.3	3,562.5
Intangible assets	1,135.3	983.1	1,224.0
Goodwill	2,678.3	2,695.8	2,725.4
Derivative financial instruments	887.0	591.8	809.0
Deferred income taxes	51.8	33.2	16.0
Loans to the parent corporation	596.1
Other assets	201.5	185.0	176.9
Non-current assets	8,963.5	8,043.2	8,513.8
Total assets	10,097.5	9,921.0	9,458.6
Current liabilities
Bank indebtedness	24.3		18.9
Accounts payable and accrued charges	820.5	725.6	691.6
Provisions	28.5	25.4	69.3
Deferred revenue	340.7	346.8	339.7
Income taxes	119.2	13.3	35.2
Current portion of long-term debt	56.6	19.1	20.9
Liabilities held for sale	6.6
Current liabilities	1,396.4	1,130.2	1,175.6
Non-current liabilities
Long-term debt	6,318.4	5,292.6	5,617.2
Derivative financial instruments		34.1	0.3
Other liabilities	213.3	195.0	202.8
Deferred income taxes	744.7	724.1	604.2
Non-current liabilities	7,276.4	6,245.8	6,424.5
Equity
Capital stock	3,019.7	3,630.8	3,701.4
Contributed surplus	1.3	1.3	1.3
Deficit	(1,603.8)	(1,113.0)	(1,805.5)
Accumulated other comprehensive loss	(81.3)	(60.4)	(129.5)
Equity attributable to shareholders	1,335.9	2,458.7	1,767.7
Non-controlling interests	88.8	86.3	90.8
Total equity	1,424.7	2,545.0	1,858.5
Commitments and contingencies
Guarantees
Total liabilities and equity	$ 10,097.5	$ 9,921.0	$ 9,458.6